ORGANIZATION	12 Months Ended
Dec. 31, 2023
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

Luckin Coffee Inc. (the “Company”) was incorporated in the Cayman Islands on June 16, 2017 under the Cayman Islands Companies Act (2021 Revision) (the “Companies Act”) as an exempted company with limited liability. The Company through its consolidated subsidiaries and variable interest entity (the “VIE”) (collectively, the “Group”) are principally engaged in the provision of retail services for high-quality and affordable freshly brewed drinks and pre-made food and beverage items in the People’s Republic of China (the “PRC” or “China”).

(a)In 2023, the details of the Company’s principal subsidiaries and VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Subsidiaries:
Luckin Coffee Investment Inc. (“Luckin BVI”)	June 16, 2017	British Virgin Islands	100%	Investment holding
Luckin Coffee International Holdings Inc. (“Luckin International BVI”)	February 20, 2020	British Virgin Islands	100%	Investment holding
Luckin Coffee (SGP) PTE. LTD (“Luckin Singapore”)	August 11, 2022	Singapore	100%	Singapore store operating
Luckin Coffee (Hong Kong) Limited (“Luckin HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Luckin Coffee Trading (Hong Kong) Limited (“Luckin Trading HK”)	April 1, 2022	Hong Kong	100%	International trading of materials for products
Luckin Coffee Roasting (Hong Kong) Limited (“Luckin Roasting”)	April 12, 2019	Hong Kong	100%	Investment holding
Luckin Coffee Roastery (Hong Kong) Limited (“Luckin Roastery”)	April 30, 2019	Hong Kong	100%	Investment holding
Beijing Luckin Coffee Co., Ltd. (“Beijing Wholly Foreign Owned Enterprise”, or, “Beijing WFOE”) (1) / (2)	October 31, 2017	PRC	100%	Retail services for freshly brewed drinks and pre-made food and beverage items and technical and consultation services
Luckin Investment (Tianjin) Co., Ltd. (“Luckin TJ”) (1) / (5)	December 7, 2017	PRC	100%	Investment holding
Luckin Coffee Group Co., Ltd. (formerly as “Luckin Coffee (China) Co., Ltd”, “Luckin China”) (1) / (2) / (4)	March 28, 2018	PRC	100%	Headquarter
Luckin Coffee Roasting (Pingnan) Co., Ltd. (1)	April 28, 2019	PRC	100%	Manufacture of materials for products
Luckin Coffee Food (Jiangsu) Co., Ltd (1)	May 27, 2022	PRC	100%	Manufacture of materials for products

Variable Interest Entity:
Beijing Luckin Coffee Technology Ltd. (“VIE”) (3)	June 14, 2017	PRC		License holder
(1)	Including their subsidiaries, collectively as the “PRC subsidiaries”.
(2)	On July 27, 2018, Beijing WFOE transferred all its 100% equity interest in its subsidiaries to Luckin China.
(3)	As of December 31, 2023, Mr. Jinyi Guo and Mr. Gang Wu are nominal shareholders of the VIE, holding 83.33% and 16.67% of the equity interest, respectively. As of the date of the report, the Company has terminated the contractual agreements entered into by and among the Beijing WFOE and VIE.
(4)	As of December 31, 2023, Luckin China had 68 direct and indirect wholly-owned subsidiaries.
(5)	As of December 31, 2023, Luckin TJ had one direct wholly-owned subsidiary.

1.    ORGANIZATION (CONTINUED)

(b)PRC laws and regulations prohibit foreign ownership in certain telecommunication related businesses. To comply with these foreign ownership restrictions, the Company relies on contractual arrangements with the VIE rather than equity ownership in it to use, or otherwise benefit from, certain foreign restricted licenses and permits that the Company may need in the future, such as the internet content provider license, or the ICP license held by the VIE. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual agreements (the “VIE Agreements”). The equity interest of the VIE is legally held by PRC individuals (the “Nominee Shareholders”). Through the VIE Agreements, the Nominee Shareholders of the VIE effectively assign all their voting rights underlying their equity interests in the VIE to the Company, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Company also has the right to receive economic benefits and obligations to absorb losses from the VIE that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810-10 (“ASC 810-10”), Consolidation: Overall. VIE was established to hold certain foreign restricted licenses and permits which the Company might need in the future, such as the ICP license, the financial results of the VIE have not been material to the Company and are not expected to be material in the future.

The VIE is not involved in the business operations or fund planning of the Group. However, Luckin Coffee Inc. and its subsidiaries may transfer cash to the VIE by loans or capital support, subject to satisfaction of applicable government registration and approval requirements, to satisfy the VIE’s miscellaneous cash demands, such as social insurance fees for employees whose social insurance accounts were registered under the VIE. In 2021, 2022 and 2023, the PRC subsidiaries transferred RMB18.8 million, RMB115.5 million and RMB11.1 million (US$1.6 million), respectively, to the VIE by loans or by capital support. In addition, the VIE may transfer cash as repayment of loans or, on an ad hoc basis, as working capital support to the PRC subsidiaries. In 2021, 2022 and 2023, the VIE transferred to the PRC subsidiaries RMB58.8 million, RMB104.1 million and RMB0.6 million (US$83.3 thousands), respectively. These funds were used for repayment of loans or to support operations of the PRC subsidiaries. In addition, the Group and the VIE do not currently have any plans to distribute earnings or settle amounts owed under the VIE Agreements.

The following is a summary of the key VIE Agreements:

Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement entered into amongst the VIE, the Nominee Shareholders and Beijing WFOE, the Nominee Shareholders granted Beijing WFOE or its designated party, an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in the VIE at its sole discretion, to the extent permitted under the PRC laws, at an amount equal to the minimum consideration permitted under the applicable PRC law and administrative regulations. Any proceeds received by the Nominee Shareholders from the exercise of the options shall be remitted to Beijing WFOE or its designated party, to the extent permitted under PRC laws. In addition, the VIE and the Nominee Shareholders have agreed that without prior written consent of the Beijing WFOE, they will not create any pledge or encumbrance on their equity interests in the VIE, except for the pledge placed pursuant to the Share Pledge Agreement, or transfer or otherwise dispose of their equity interests in the VIE. The term of the agreement remains effective as long as each Nominee Shareholder remains as a shareholder of the VIE. Beijing WFOE may terminate the agreement at its sole discretion, whereas under no circumstances may the VIE or the Nominee Shareholders terminate the agreement.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement entered into amongst Beijing WFOE, the VIE, and the Nominee Shareholders, the Nominee Shareholders pledged all of their equity interests in the VIE to Beijing WFOE as collateral to secure their obligations. Beijing WFOE shall have the right to collect dividends generated by the pledged shares during the term of the pledge. If the VIE or the Nominee Shareholders breach their respective contractual obligations under the share pledge agreement, Beijing WFOE, as pledgee, will be entitled to rights, including the right to dispose the pledged equity interests entirely or partially. The Nominee Shareholders agreed not to transfer or otherwise create any encumbrance on their equity interests in the VIE without prior consent of Beijing WFOE. The Equity Pledge Agreement will remain effective until all the obligations have been satisfied in full and the pledged equity interests have been transferred to Beijing WFOE and/or its designee. The Company completed the registration of the pledge of equity interests in the VIE with the relevant office of Administration for the Industry and Commerce in accordance with the PRC Property Rights Law.

1.    ORGANIZATION (CONTINUED)

Proxy Agreement and Power of Attorney

Pursuant to the Proxy Agreement and Power of Attorney entered into amongst Beijing WFOE, the VIE, and the Nominee Shareholders, each Nominee Shareholder appointed Beijing WFOE to act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to (1) call and attend shareholders’ meetings of the VIE; (2) exercise all the shareholders’ rights, including voting rights; and (3) appoint at its sole discretion, a substitute or substitutes to perform any or all of its right of the VIE. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of the VIE unless Beijing WFOE issues adverse instructions in writing. The Proxy Agreement and Power of Attorney was subsequently reassigned to the Company.

Master Exclusive Service Agreement

Pursuant to the Master Exclusive Service Agreement entered into between Beijing WFOE and the VIE, Beijing WFOE or its designated entities affiliated has the exclusive right to provide the VIE with technical support and business support services in return for fees equal to 100% of the consolidated net profits of the VIE. Beijing WFOE has sole discretion in determining the service fee charged to the VIE under this agreement. Without Beijing WFOE’s prior written consent, the VIE shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party, or enter into any similar agreement with any third party. Beijing WFOE will have the exclusive ownership of all intellectual property rights developed by performance of this agreement. This agreement will remain effective until it is terminated at the discretion of Beijing WFOE or upon the transfer of all the shares of the VIE to Beijing WFOE and/or a third party designated by Beijing WFOE.

The Company is obligated and hereby undertakes to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC law and regulations, whether or not any such operational loss is actually incurred. The Company will forego the right to seek repayment in the event the VIE are unable to repay such funding.

Business Cooperation Agreement

Pursuant to the Business Cooperation Agreement entered into amongst Beijing WFOE, the VIE and the Nominee Shareholders, the VIE and the Nominee Shareholders agreed and covenanted that, without obtaining Beijing WFOE’s written consent, the VIE shall not, and the Nominee Shareholders shall cause the VIE not to, engage in any transaction which may materially affect the VIE’s assets, obligations, rights or operation. The VIE shall accept, and the Nominee Shareholders shall cause the VIE to accept, suggestions raised by Beijing WFOE over the employee engagement and replacement, daily operation, dividend distribution and financial management systems of the VIE. The Business Cooperation Agreement will remain effective until it is terminated at the discretion of Beijing WFOE or upon the transfer of all the shares of the VIE to Beijing WFOE and/or its designated party.

In the opinion of the Group’s management and the Group’s PRC legal counsel, (i) the ownership structure of the VIE is not in violation with any existing PRC laws and regulations in any material respect; and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements and will not result in any violation of PRC laws or regulations currently in effect.

1.    ORGANIZATION (CONTINUED)

Business Cooperation Agreement (continued)

Uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, Beijing WFOE or any of its current or future VIE are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include but not limited to, confiscating the income of the primary beneficiary, and the VIE, revoking the business licenses or operating licenses of the primary beneficiary, and VIE, shutting down the Group’s servers, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring or enforcing actions that could be harmful to the Group’s business. Any of these actions could affect the legality and enforceability of the contractual arrangements with the VIE and, consequently, cause the primary beneficiary to lose the rights to direct the activities of the VIE or the right to receive their economic benefits and the ability to consolidate the financial results of the VIE.

There are no assets that are pledged or collateralized for the VIE’ obligations and which can only be used to settle the VIE’s obligations, except for registered capital. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its share capital and statutory reserve, to the Company in the form of loans and advances or cash dividends. Please refer to Note 11 for disclosure of restricted net assets. As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIE structured by the Contractual Agreements:

	For the year ended December 31,
	2022	2023
	RMB	RMB	US$

Total assets	6,865	2	—
Total liabilities	2,864	4,336	610

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Total net revenues	—	—	—	—
Net loss	(22,750)	(23,542)	(9,233)	(1,300)

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Net cash (used in)/provided by operating activities	(58,781)	—	—	—
Net cash used in investing activities	—	—	—	—
Net cash (used in)/ provided by financing activities	—	—	—	—
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	—
Net increase/(decrease) in cash and cash equivalents	(58,781)	—	—	—
Cash and cash equivalents and restricted cash at beginning of year	58,781	—	—	—
Cash and cash equivalents and restricted cash at end of year	—	—	—	—